Redeemable, Convertible Preferred Stock and Stockholders' Deficit - Schedule Of Common Stock Shares Reserved For Future Issuance (Detail) - XL Hybrids Inc [Member]	Dec. 31, 2019 shares
Schedule Of Common Stock Shares Reserved For Future Issuance [Line Items]
Common stock shares reserved for future issuance	117,408,326
Conversion of redeemable, convertible preferred stock
Schedule Of Common Stock Shares Reserved For Future Issuance [Line Items]
Common stock shares reserved for future issuance	94,661,692
Exercise of warrants for common stock [Member]
Schedule Of Common Stock Shares Reserved For Future Issuance [Line Items]
Common stock shares reserved for future issuance	1,680,378
Exercise of warrants for redeemable, convertible preferred stock [Member]
Schedule Of Common Stock Shares Reserved For Future Issuance [Line Items]
Common stock shares reserved for future issuance	5,044,457
Stock options issued and outstanding [Member]
Schedule Of Common Stock Shares Reserved For Future Issuance [Line Items]
Common stock shares reserved for future issuance	13,293,586
Authorized for future grant under 2010 Equity Incentive Plan [Member]
Schedule Of Common Stock Shares Reserved For Future Issuance [Line Items]
Common stock shares reserved for future issuance	2,728,213